Treasury Shares (Tables)	6 Months Ended
Jun. 30, 2025
Treasury Stock, Value [Abstract]
Schedule of Movement in Treasury Shares	The table below illustrates the movement on the treasury shares during the period:

	June 30, 2025
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at December 31, 2024	154,011	$3,677
Repurchases	1,502,024	35,048
Cancellation	(984,326)	(23,169)
Balance at June 30, 2025	671,709	$15,556